FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 38,594	$ 30,655
Other payables	166,180	122,307
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	38,594	30,655
Other payables	6,250	3,461
Collaboration interest-bearing advanced funding	301,196	281,328
Lease liabilities	66,051	64,791
Total	412,091	380,235
Less than 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	38,594	30,655
Other payables	6,250	3,461
Collaboration interest-bearing advanced funding	0	0
Lease liabilities	6,061	4,703
Total	50,905	38,819
Over 1 years
Disclosure Of Financial Instruments [Line Items]
Total	361,186	341,416
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Other payables	0	0
Collaboration interest-bearing advanced funding	301,196	281,328
Lease liabilities	$ 59,990	$ 60,088